Investments (Tables)	9 Months Ended
Sep. 30, 2025
Investments [Abstract]
Schedule of investments

The following tables outline changes in investments during the period:

			Balance at December 31, 2024	Additions	Disposal	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at September 30, 2025
Entity	Instrument	Note	$	$	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	2,224	-	-	-	5,246	-	7,470
Royal Bank of Canada	GIC	(ii)	20,850	-	-		-	699	21,549
Meridian	GIC	(iii)	1,181,499	-	-	(1,181,499)	-	-	-
Gamestop	Shares	(iv)	-	48,516	-	-	6,044	-	54,560
Genius Group Ltd	Shares	(v)	-	49,009	(2,217)	-	(9,998)	-	36,794
JZR Gold	Shares	(vi)	-	214,161	-	-	115,060	-	329,221
JZR Gold	Warrants	(vi)	-	150,639	-	-	36,528	-	187,167
			1,204,573	462,325	(2,217)	(1,181,499)	152,880	699	636,761

								Current	636,761
								Non-current	-
									636,761

(i) On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at September 30, 2025, the fair value of the shares was determined based on the quoted market price of the shares of C$0.13 per share (December 31, 2024 – C$0.04).

ii) During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of September 30, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

(iii) During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of September 30, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the period (December 31, 2024 - C$1,700,000).

iv) On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at September 30, 2025, the fair value of the shares was determined based on the quoted market price of $27.28 per share resulting in a gain on change in fair value of $6,044 for the period.

v) On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of Genius Group Limited (AMEX: GNS) for a total amount of $2,217 (C$3,043). As at September 30, 2025, the fair value of the remaining shares, 38,129 shares, was determined based on the quoted market price of $0.97 per share resulting in a loss on change in fair value of $9,998 for the period.

vi) On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.